Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or Loss [Abstract]
Research and development expenses	$ (30)	$ (30)	$ (38)
General and administrative expenses	(850)	(1,001)	(910)
Operating loss	(880)	(1,031)	(948)
Revaluation of warrants to purchase ADS’s	1,054	719	(2,172)
Revaluation of marketable securities	(1,531)	747	138
Other finance income	36	21	45
Other finance expenses	(27)	(21)	(17)
Finance income (expenses), net	(468)	1,466	(2,006)
Total comprehensive income (loss) for the year	$ (1,348)	$ 435	$ (2,954)
Basic earnings (loss) per share (in U.S. dollars) (in Dollars per share)	$ (0.002)	$ 0.001	$ (0.006)
Diluted loss per share (in U.S. dollars) (in Dollars per share)	$ (0.002)	$ 0	$ (0.006)
Weighted average number of issued ordinary shares (in Shares)	544,906,149	531,995,467	514,205,799
Diluted weighted average number of ordinary shares (in Shares)	544,909,149	615,548,446	514,205,799